INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tonnage tax system, period	10 years
Tax expense (income)	$ 7,671,000	$ 205,000	$ 412,000
Dividends received	3,535,000	36,852,000	1,579,000
Fee and commission expense
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense (income)	$ 0	$ 0	$ 0